UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[  ]is a restatement.
							[  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Thorsell Parker Partners, Inc.
Address:	265 Post Road West
		Westport, CT  06880

Form 13F File Number:	28-4176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kaye Tiedemann
Title:	Partner
Phone:	203-222-1722
Signature, Place and Date of Signing:

Kaye Tiedemann	Westport, CT		May 10, 2000

Report Type (Check only one.):

[ X ]	13F  HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total		$159,133


List of Other Included Managers:

NONE
<PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER
VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS
SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -
------- -------- --------
Albany International Corp      COM              012348108     6477   437248 SH       SOLE
433450              3798
American Homestar Corp         COM              026651109      272   161150 SH       SOLE
161150
CKE Restaurants Inc            COM              12561E105     1650   258815 SH       SOLE
256155              2660
Canandaigua Brands Inc         COM              137219200     7018   137600 SH       SOLE
135840              1760
Champion Enterprises Inc       COM              158496109     1013   176170 SH       SOLE
174475              1695
EEX Corporation New            COM              26842V207     1913   566667 SH       SOLE
561387              5280
Greenpoint Financial Corp      COM              395384100     5668   288830 SH       SOLE
285405              3425
Harman International Inds Inc  COM              413086109     8693   144880 SH       SOLE
143175              1705
Harsco Corp                    COM              415864107     5552   191861 SH       SOLE
189771              2090
Helmerich & Payne Inc          COM              423452101     3753   121070 SH       SOLE
119100              1970
Houghton Mifflin Co            COM              441560109     5385   126900 SH       SOLE
125420              1480
Jack in the Box Inc            COM              466367109     8130   381480 SH       SOLE
377380              4100
Oakwood Homes Corp             COM              674098108      654   171410 SH       SOLE
171410
Oceaneering Intl Inc           COM              675232102     2736   145940 SH       SOLE
143970              1970
Oregon Steel Mills             COM              686079104     3437   886897 SH       SOLE
879627              7270
Outback Steakhouse             COM              689899102     5930   184950 SH       SOLE
183180              1770
Pall Corp                      COM              696429307     5564   247965 SH       SOLE
244315              3650
Precision Castparts Corp       COM              740189105     8229   225445 SH       SOLE
222985              2460
Pride International Inc        COM              741932107     7402   323575 SH       SOLE
320185              3390
Shopko Stores Inc              COM              824911101     4691   264290 SH       SOLE
262410              1880
Silicon Valley Group Inc       COM              827066101     7743   281575 SH       SOLE
279085              2490
Snap-On Tools                  COM              833034101     7715   294620 SH       SOLE
291350              3270
Steinway Musical Instruments   COM              858495104     2359   125400 SH       SOLE
125400
Stewart Ent Cl A               COM              860370105     6850  1387345 SH       SOLE
1372735             14610
Supervalu Inc                  COM              868536103     4166   220012 SH       SOLE
217929              2083
Teleflex Inc                   COM              879369106     6981   197329 SH       SOLE
195109              2220
Toro Company                   COM              891092108     3802   126995 SH       SOLE
125890              1105
Varian Medical Systems Inc     COM              92220P105     8708   190861 SH       SOLE
188861              2000
Varian Semiconductor Equipment COM              922207105     3970    62400 SH       SOLE
62400
Vishay Intertechnology Inc     COM              928298108    12672   227819 SH       SOLE
224500              3319